COSTS, BILLINGS, AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2013
COSTS, BILLINGS, AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS
Schedule of components of uncompleted contracts

The components of uncompleted contracts are as follows at December 31:

	2013	2012
Costs incurred on uncompleted contracts and estimated earnings	$2,476,716	$11,299,753
Less billings to date	(816,989)	(8,793,159)
	$1,659,727	$2,506,594

Schedule of components of uncompleted contracts reflected in the consolidated balance sheets

The components of uncompleted contracts are reflected in the consolidated balance sheets as follows at December 31:

	2013	2012
Costs and estimated earnings in excess of billings on uncompleted contracts	$2,312,947	$6,263,943
Billings in excess of costs and estimated earnings on uncompleted contracts	(653,220)	(3,757,349)
	$1,659,727	$2,506,594